Income Taxes - Schedule of Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of period	$ 169,020	$ 197,320	$ 148,848
Increases based on tax positions related to the current period	48,083	42,306	18,619
Increases based on tax positions related to prior periods	17,521	33,007	10,358
Decreases based on tax positions related to prior periods	(36,324)	(11,006)	(8,805)
Decreases related to settlements with taxing authorities	(980)	(1,489)	0
Balance at end of period	$ 197,320	$ 260,138	$ 169,020